PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2018
Property And Equipment Net Tables Abstract
Schedule of Property and Equipment
PROPERTY AND EQUIPMENT, NET

	December 31,
	2017	2018

Cost:
Laboratory equipment	$297	$300
Office equipment	8	15

	305	315
Accumulated depreciation:
Laboratory equipment	$179	$212
Office equipment	1	3

	180	215

Depreciated cost	$125	$100